Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

13. Related Party Transactions

In June 2010, Penn Virginia Corporation (“PVA”) sold its remaining interest in PVG and as a result, PVA no longer owned any limited or general partner interests in us or PVG. As a result of the divestiture, the related party transactions noted below are now considered arm’s-length and no longer require separate disclosures. Related party transactions included charges from PVA for certain corporate administrative expenses which were allocable to us and our subsidiaries. Other transactions involved subsidiaries of PVA related to the marketing of natural gas, gathering and processing of natural gas, and the purchase and sale of natural gas and NGLs in which we took title to the products. There were no related party balances in the Consolidated Balance Sheets as of December 31, 2011 and 2010. The Consolidated Statements of Income amounts noted below represent related party transactions prior to June 7, 2010 (date of divestiture).

	Year ended December 31,
	2011	2010	2009
Consolidated Statements of Income:
Natural gas midstream revenues	$—	$29,002	$76,573
Other income	$—	$787	$1,418
Cost of gas purchased	$—	$27,780	$72,529
General and administrative	$—	$1,906	$5,747